Employee Benefits - Actuarial Assumptions (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial:
Discount rate used to calculate the defined benefit obligation	10.50%	10.20%	9.90%
Salary increase	4.75%	4.75%	4.75%
Future pension increases	3.75%	3.75%	3.75%
Healthcare cost increase rate	6.00%	6.00%	6.00%
Biometric:
Normal retirement age	60 years	60 years	60 years